Long-Term Debt (Details 4) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended
	Nov. 05, 2014 item	Aug. 31, 2010	Dec. 31, 2014	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2011	Oct. 22, 2014 item	Jan. 24, 2011	Dec. 31, 2008	Feb. 21, 2011 item
Long-Term Debt
Arrangement fee (as a percent)		2.00%
Arrangement fee paid		$ 8,500,000				$ 3,300,000
Number of Vessels Sold				7
Gross sale consideration			50,602,000	52,926,000	5,635,000
payments made to acquire vessels			37,000,000
Number Of Vessels Acquired	2
Lenders fees paid for utilizing sale proceeds			90,000
Remaining borrowing availability			0
January 2011 Credit Facility
Long-Term Debt
Amount outstanding as of the balance sheet date			341,300,000
Variable rate basis				LIBOR
Interest rate margin (as a percent)			1.85%
Interest rate margin if aggregate outstanding indebtedness exceeds $276 million (as a percent)			2.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 2.50%			276,000,000
Interest rate margin if aggregate outstanding indebtedness exceeds $326 million (as a percent)			3.00%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.00%			326,000,000
Interest rate margin if aggregate outstanding indebtedness exceeds $376 million (as a percent)			3.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.50%			376,000,000
Arrangement fee paid							5,200,000
Commitment fee payable (as a percent)			0.75%
Hyundai Samho vendor financing
Long-Term Debt
Maximum borrowing capacity under credit facility			190,000,000
Amount outstanding as of the balance sheet date				64,400,000
Number of newbuilding containerships financed			8
Fixed interest rate (as a percent)			8.00%
Number of consecutive semi-annual installments in case of three newbuilding vessels			6
Number of newbuilding vessels for which principal is to be repaid in six consecutive semi-annual installments			3
Period of commencement of repayment of principal, in case of three newbuilding vessels			1 year 6 months
Number of consecutive semi-annual installments in case of five newbuilding vessels			7
Period of commencement of repayment of principal, in case of five newbuilding vessels			1 year
Number of newbuilding vessels for which principal is to be repaid in seven consecutive semi-annual installments			5
Aegean Baltic Bank HSH Nordbank Piraeus Bank
Long-Term Debt
Number of Vessels Sold								5
Gross sale consideration			55,200,000
Commission paid on sale of mortgaged vessels			18,200,000
Aegean Baltic Bank HSH Nordbank Piraeus Bank | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility									123,800,000
Amount outstanding as of the balance sheet date			94,800,000						23,750,000
The Royal Bank of Scotland | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility									100,000,000
Amount outstanding as of the balance sheet date			85,000,000
ABN Amro-Lloyds TSB-National Bank of Greece
Long-Term Debt
Maximum borrowing capacity under credit facility										253,200,000
ABN Amro-Lloyds TSB-National Bank of Greece | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility									37,100,000
Club Facility | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility									83,900,000
Amount outstanding as of the balance sheet date			65,400,000
Citibank and Eurobank | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility									80,000,000
Amount outstanding as of the balance sheet date			69,700,000
Sinosure CEXIM-Citi-ABN Amro Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility											203,400,000
Amount outstanding as of the balance sheet date			142,400,000
Variable rate basis				LIBOR
Interest rate margin (as a percent)			2.85%
Number of tranches which comprise the credit facility											3
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche											60.00%
Period of repayment of principal in semi-annual installments				10 years
Remaining borrowing availability			0
Ratio of market value of vessels collateralizing the credit facilities, to aggregate debt outstanding (as a percent)			125.00%
Consolidated net leverage ratio to pay cash dividends or repurchase shares			6
Sinosure CEXIM-Citi-ABN Amro Credit Facility | Maximum
Long-Term Debt
Amount of each tranche, which comprises the credit facility, option one											67,800,000
Sinosure CEXIM-Citi-ABN Amro Credit Facility | January 2011 Credit Facility
Long-Term Debt
Amount outstanding as of the balance sheet date			$ 142,400,000